Reportable Segments	12 Months Ended
Dec. 31, 2023
Reportable Segments
Reportable Segments

(16) Reportable Segments

The Company has two reportable segments as described below.

Banking Operations – This segment reflects the consolidated Bank, excluding CBRES. The primary source of revenue for this segment is net interest income.

CBRES – A Bank subsidiary that provides appraisal management services to community banks. The primary source of revenue for this segment is appraisal management fee income.

The following table presents financial information for the reportable segments. The information provided under the caption “Other” represents the parent company, which is not considered to be a reportable segment, is included to reconcile the results of the operating segments to the consolidated financial statements prepared in conformity with GAAP.

(Dollars in thousands)
	Banking
	Operations	CBRES	Other	Consolidated
As of and for the year ended December 31, 2023
Interest income	$71,830	$-	$32	$71,862
Interest expense	16,066	-	1,077	17,143
Net interest income	55,764	-	(1,045)	54,719
Provision for loan losses	1,566	-	-	1,566
Noninterest income	13,322	-	-	13,322
Appraisal management fee income	-	9,592	-	9,592
Noninterest expense	46,519	1,436	630	48,585
Appraisal management fee expense	-	7,559	-	7,559
Income tax expense (benefit)	4,591	138	(352)	4,377
Net income (loss)	$16,410	$459	$(1,323)	$15,546
Total assets	$1,631,767	$3,681	$462	$1,635,910
As of and for the year ended December 31, 2022
Interest income	$54,416	$-	$15	$54,431
Interest expense	2,796	-	527	3,323
Net interest income	51,620	-	(512)	51,108
Provision for credit losses	1,472	-	-	1,472
Noninterest income	15,012	14	-	15,026
Appraisal management fee income	-	11,663	-	11,663
Noninterest expense	44,433	1,695	638	46,766
Appraisal management fee expense	-	9,264	-	9,264
Income tax expense (benefit)	4,248	166	(242)	4,172
Net income (loss)	$16,479	$552	$(908)	$16,123
Total assets	$1,617,212	$3,227	$488	$1,620,927
As of and for the year ended December 31, 2021
Interest income	$47,171	$-	$8	$47,179
Interest expense	2,930	-	275	3,205
Net interest income	44,241	-	(267)	43,974
Recovery of loan losses	(1,163)	-	-	(1,163)
Noninterest income	16,014	15	-	16,029
Appraisal management fee income	-	8,890	-	8,890
Noninterest expense	42,239	1,163	613	44,015
Appraisal management fee expense	-	7,112	-	7,112
Income tax expense (benefit)	3,836	145	(185)	3,796
Net income (loss)	$15,343	$485	$(695)	$15,133
Total assets	$1,620,933	$2,692	$568	$1,624,193